Variable Interest Entities (Summary of Significant Agreements Currently in Effect of Consolidated VIEs, Narrative) (Details)	12 Months Ended
Dec. 31, 2014
7Road Technology [Member] | Shenzhen 7Road [Member]
Variable Interest Entity [Line Items]
Term of advance written notice	30 days
Shareholders of Gamease [Member] | AmazGame [Member]
Variable Interest Entity [Line Items]
Power of attorney term	10 years
Business operation agreement term	10 years
Shareholders of Guanyou Gamespace [Member] | Gamespace [Member]
Variable Interest Entity [Line Items]
Power of attorney term	10 years
Business operation agreement term	10 years
Gamease [Member] | 7Road Technology [Member] | Shenzhen 7Road [Member]
Variable Interest Entity [Line Items]
Amended and restated equity interest purchase right agreement term	10 years
Amended and restated business operation agreement term	10 years